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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:         December 31, 1999


Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.): [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Advent International Corporation
Address:    75 State Street
            Boston, MA  02109


13F File Number:  28-6054

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Janet L. Hennessy
Title:  Vice President and Treasurer
Phone:  (617) 951-9447

Signature, Place, and Date of Signing:

         /s/Janet L. Hennessy                  Boston, MA                2/11/00
              [Signature]                     [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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         FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                            None

Form 13F Information Table Entry Total:                         26
                                                    --------------------------

Form 13F Information Table Value Total:             $         667,697
                                                     -------------------------
                                                            (thousands)

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                           FORM 13F INFORMATION TABLE


     COLUMN 1                         COLUMN 2              COLUMN 3            COLUMN 4                 COLUMN 5
                                                                                  VALUE         SHRS OR           SH/ PUT
  NAME OF ISSUER                   TITLE OF CLASS             CUSIP             (x$1000)        PRN AMT          PRN CALL


ADVANCED RADIO TELECOM CORP.                COMMON         00754U-10-1           74,978          3,748,965
ASYST TECHNOLOGY, INC.                      COMMON         04648X-10-7            1,544             26,166
BIOMET, INC.                                COMMON         090613-10-0           23,585            737,042
CISCO SYSTEMS, INC.                         COMMON         17275R-10-2           42,256            438,286
CORSAIR COMMUNICATIONS, INC.                COMMON         220406-10-2            7,684            945,709
CUBIST PHARMACEUTICALS, INC.                COMMON         229678-10-7            7,902            410,476
CVC, INC.                                   COMMON         126945-10-4            8,325          1,017,593
CV THERAPEUTICS, INC.                       COMMON         126667-10-4            5,446            208,944
EPIX MEDICAL, INC.                          COMMON         26881Q-10-1            4,550            455,019
EURONET SERVICES, INC.                      COMMON         298736-10-9            7,025          1,032,178
FLIR SYSTEMS, INC.                          COMMON         302445-10-1           14,574            996,524
ILEX ONCOLOGY, INC.                         COMMON         451923-10-6           28,339          1,431,176
JACADA LTD.                               ORDINARY         M6184R-10-1            8,390            334,440
JAZZTEL P.L.C.                      SPONSORED ADRs         47214R-15-2          309,908          5,598,423
KERAVISION, INC.                            COMMON         492061-10-6            1,292            210,902
LECROY CORPORATION                          COMMON         52324W-10-9            4,900            500,000
LIONBRIDGE TECHNOLOGIES, INC.               COMMON         536252-10-9           67,697          4,364,004
MEDICONSULT.COM, INC.                       COMMON         58469J-10-0           14,023          2,804,510
PIXTECH INC.                                COMMON         72583K-10-9            1,369            675,945
QWEST COMMUNICATIONS INTERNATIONAL          COMMON         749121-10-9            6,596            170,446
SMARTERKIDS.COM, INC.                       COMMON         83169C-10-6            2,776            478,543
VIRATA CORPORATION                          COMMON         927646-10-9            2,955             98,912
VISION TWENTY-ONE, INC.                     COMMON         92831N-10-1               40             14,527
VOXWARE, INC.                               COMMON         92906L-10-5              928          1,000,000
WORLDGATE COMMUNICATIONS, INC.              COMMON         98156L-30-7           16,233            379,218
ZINDART LIMITED                     SPONSORED ADRs         989597-10-9            4,383            708,444

     COLUMN 1                       COLUMN 6         COLUMN 7                             COLUMN 8
                                   INVESTMENT         OTHER                           VOTING AUTHORITY
  NAME OF ISSUER                   DISCRETION        MANAGERS              SOLE            SHARED          NONE


ADVANCED RADIO TELECOM CORP.              SOLE                            1,248,965        1,780,580      719,420
ASYST TECHNOLOGY, INC.                    SOLE                               26,166
BIOMET, INC.                              SOLE                              737,042
CISCO SYSTEMS, INC.                       SOLE                              438,286
CORSAIR COMMUNICATIONS, INC.              SOLE                              945,709
CUBIST PHARMACEUTICALS, INC.              SOLE                              410,476
CVC, INC.                                 SOLE                            1,017,593
CV THERAPEUTICS, INC.                     SOLE                              208,944
EPIX MEDICAL, INC.                        SOLE                              455,019
EURONET SERVICES, INC.                    SOLE                            1,032,178
FLIR SYSTEMS, INC.                        SOLE                              996,524
ILEX ONCOLOGY, INC.                       SOLE                            1,431,176
JACADA LTD.                               SOLE                              334,440
JAZZTEL P.L.C.                            SOLE                            5,598,423
KERAVISION, INC.                          SOLE                              210,902
LECROY CORPORATION                        SOLE                              500,000
LIONBRIDGE TECHNOLOGIES, INC.             SOLE                            4,364,004
MEDICONSULT.COM, INC.                     SOLE                            2,804,510
PIXTECH INC.                              SOLE                              600,108           75,837
QWEST COMMUNICATIONS INTERNATIONAL        SOLE                              170,446
SMARTERKIDS.COM, INC.                     SOLE                              478,543
VIRATA CORPORATION                        SOLE                               98,912
VISION TWENTY-ONE, INC.                   SOLE                               14,527
VOXWARE, INC.                             SOLE                            1,000,000
WORLDGATE COMMUNICATIONS, INC.            SOLE                              379,218
ZINDART LIMITED                           SOLE                              708,444